SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

Adoption of Agreement and Plan of Merger and Consummation of Reorganization

On September 28, 2021 the Company implemented a holding company reorganization through an Agreement and Plan of Merger (the “Merger Agreement”), which became effective with the Financial Industry Regulatory Authority (“FINRA”) on October 11, 2021 at 5:00 p.m. Eastern Time (the “Effective Time”). The Merger Agreement was entered into by and among Inspyr Therapeutics, Inc., Rebus Holdings, Inc., and Rebus Sub, Inc., a wholly-owned subsidiary of Rebus Holdings which has resulted in Rebus becoming the direct parent company of Inspyr Therapeutics and replacing Inspyr Therapeutics as the public company trading on the OTC Markets (“OTC”) (the “Reorganization”). Further, the Company will begin trading under the symbol RBSH in twenty (20) trading days from October 12, 2021.

Pursuant to the Merger Agreement, Rebus Sub has merged with Inspyr Therapeutics pursuant to the filing of a certificate of merger with Inspyr Therapeutics surviving as a direct, wholly-owned subsidiary of Rebus Holdings (the “Merger”). At the Effective Time of the Merger:

(i)	Each outstanding share of Inspyr Therapeutics Common Stock, par value $0.0001 per share (“Inspyr Common Stock”), automatically converted into one share of Common Stock of Rebus Holdings, having the same designation, rights, powers, and preferences, and qualifications, limitations, and restrictions as a share of Inspyr Therapeutics Common Stock immediately prior to the Reorganization;

(ii)	Each outstanding share of Inspyr Series A Convertible Preferred Stock, par value $0.0001 per share (“Inspyr Series A Stock”), automatically converted into one share of Series A Convertible Preferred Stock par value $0.0001 per share, of Rebus Holdings (“Rebus Series A Stock”), having the same designation, rights, powers, and preferences, and qualifications, limitations, and restrictions as a share of Inspyr Series A Stock immediately prior to the Reorganization;

(iii)	Each outstanding share of Inspyr Series B Convertible Preferred Stock, par value $0.0001 per share (“Inspyr Series B Stock”), automatically converted into one share of Series B Convertible Preferred Stock par value $0.0001 per share, of Rebus Holdings (“Rebus Series B Stock”), having the same designation, rights, powers, and preferences, and qualifications, limitations, and restrictions as a share of Inspyr Series B Stock immediately prior to the Reorganization;

(iv)	Each outstanding share of Inspyr Series C Convertible Preferred Stock, par value $0.0001 per share (“Inspyr Series C Stock”), automatically converted into one share of Series C Convertible Preferred Stock par value $0.0001 per share, of Rebus Holdings (“Rebus Series C Stock”), having the same designation, rights, powers, and preferences, and qualifications, limitations, and restrictions as a share of Inspyr Series C Stock immediately prior to the Reorganization;

(v)	Each outstanding share of Inspyr Series D Convertible Preferred Stock, par value $0.0001 per share (“Inspyr Series D Stock”), automatically converted into one share of Series D Convertible Preferred Stock par value $0.0001 per share, of Rebus Holdings (“Rebus Series D Stock”), having the same designation, rights, powers, and preferences, and qualifications, limitations, and restrictions as a share of Inspyr Series D Stock immediately prior to the Reorganization;

(vi)	Each outstanding share of Inspyr Series E Convertible Preferred Stock, par value $0.0001 per share (“Inspyr Series E Stock”), automatically converted into one share of Series E Convertible Preferred Stock par value $0.0001 per share, of Rebus Holdings (“Rebus Series E Stock”), having the same designation, rights, powers, and preferences, and qualifications, limitations, and restrictions as a share of Inspyr Series E Stock immediately prior to the Reorganization; and

(vii)	Each outstanding share of Inspyr Series F Convertible Preferred Stock, par value $0.0001 per share (“Inspyr Series F Stock”), automatically converted into one share of Series F Convertible Preferred Stock par value $0.0001 per share, of Rebus Holdings (“Rebus Series F Stock”), having the same designation, rights, powers, and preferences, and qualifications, limitations, and restrictions as a share of Inspyr Series F Stock immediately prior to the Reorganization.

Accordingly, upon consummation of the Reorganization (and the Reverse Stock Split as defined below), Inspyr stockholders automatically became stockholders of Rebus Holdings, on a one-for-one basis, with the same number and approximate ownership percentage of shares of the same class as they held in Inspyr immediately prior to the Effective Time. The Reorganization is intended to be a tax-free transaction for U.S. federal income tax purposes for Inspyr stockholders.

The Reorganization has been conducted pursuant to Section 251(g) of the General Corporation Law of the State of Delaware, which provides for the formation of a holding company without a vote of the stockholders of the constituent corporation. The conversion of stock occurred automatically without an exchange of stock certificates. In addition, at the Effective Time:

●	Each outstanding and unexpired option to purchase Inspyr Common Stock automatically converted into one share of Rebus Holdings Common Stock;

●	Each outstanding warrant to purchase Inspyr Common Stock (“Inspyr Warrant”), whether or not vested, automatically converted into and become a warrant to purchase Rebus Holdings Common Stock (“Rebus Warrant”) and Rebus Holdings assumed each Inspyr Warrant in accordance with the terms of each Inspyr Warrant, and such Rebus Warrant has the same number of shares, the same exercise price (subject to adjustments), the same restrictions on exercise, and any other provisions contained in the Inspyr Warrants; and

●	Each outstanding convertible debt instrument of Inspyr Therapeutics, including but not limited to, promissory notes or debentures that are convertible into Inspyr Common Stock (“Inspyr Convertible Notes”) automatically converted into, assumed, and became the convertible debt instruments of Rebus Holdings (“Rebus Convertible Notes”).

As a result of the Reorganization, Rebus Holdings became the successor issuer to Inspyr Therapeutics pursuant to Rule 12g-3(a) of the Exchange Act, and as a result, shares of Rebus Holdings Common Stock are deemed registered under Section 12(g) of the Exchange Act as the Common Stock of the successor issuer.

Reverse Stock Split

The 1-for-75 Reverse Stock Split became effective with the Secretary of State of Delaware as of 4:59 p.m. Eastern Time on October 5, 2021, and the Company began trading on a post Reverse Stock Split basis at the market open on October 12, 2021. As a result of the Reverse Stock Split, each of the holders of the Company’s Common Stock received one (1) new share of Common Stock for every seventy-five (75) shares such shareholder held immediately prior. The Reverse Stock Split also affected the Company’s outstanding stock options, warrants and other exercisable or convertible instruments and resulted in the shares underlying such instruments being reduced and the exercise price being increased proportionately to the Reverse Stock Split ratio. All share and per share data has been retroactively restated in the accompanying consolidated financial statements and footnotes for all periods presented to reflect the effects of the Reverse Stock Split.

As a result, effective on October 12, 2021 (and just prior to the completion of the Reorganization), each of the holders of Inspyr Common Stock received one (1) new share of Inspyr Common Stock for every seventy-five (75) shares such shareholder held immediately prior to the Reverse Split Effective Time. The Reverse Stock Split also affected the Company’s outstanding stock options, warrants and other exercisable or convertible instruments and resulted in the shares underlying such instruments being reduced and the exercise price being increased proportionately to the Reverse Stock Split ratio. No fractional shares were issued as a result of the Reverse Stock Split. Any fractional shares that would have otherwise resulted from the Reverse Stock Split will be rounded up to the next whole number of shares.

As a result of the Reverse Stock Split, the number of issued and outstanding shares of Common Stock was adjusted from 772,902,289 shares to 10,309,212 shares. Additionally, pursuant to the terms of their Certificates of Designation, each Series of Inspyr preferred stock had the conversion price at which shares of such applicable preferred stock may be converted into shares of Inspyr Common Stock proportionately adjusted to reflect the Reverse Stock Split. Additionally, all outstanding options, warrants and convertible debt of Inspyr were adjusted proportionately pursuant to the Reverse Stock Split.

As a result of the Reorganization, each shareholder received such number of shares of Rebus Holdings Common Stock and Rebus Holdings Preferred Stock as the shareholder would have held of Inspyr immediately following the Reverse Stock Split.

Post Reverse Stock Split and Reorganization Information

The Company began trading on post Reverse Stock Split and Reorganization basis on the Pink Sheets of the OTC Markets Group on October 12, 2021 under the same symbol NSPX. In twenty (20) trading days from October 12, 2021, the Company will begin trading under the symbol RBSH ..

The officers and members of the Board of Inspyr became the officers and members of the board of directors of the Rebus Holdings.

Pursuant to the Reorganization, Rebus Holdings has, on a consolidated basis, the same assets, businesses, and operations as Inspyr Therapeutics had immediately prior to the Reorganization.

Issuance of Common Stock upon Conversion of Debentures

The Company issued 729,333 shares of Common Stock pursuant to the conversion of $87,520 of our outstanding debentures.

NOTE 15 – SUBSEQUENT EVENTS

On January 12, 2021, we sold $500,000 of senior convertible debentures (“Debenture”) for (i) $500,000 for cash to an existing institutional investor (the “Investor”) of the Company. The Debenture (i) is non-interest bearing, (ii) has a maturity date of January 12, 2022, (iii) is convertible into shares of common stock (“Common Stock”) of the Company at the election of the Investor at any time, subject to a beneficial ownership limitation of 9.99%, and (iv) has a conversion price equal to the lesser of $24.75 and 85% of the lowest Volume Weighted Average Price (VWAP) during the five (5) Trading Days immediately prior to the conversion date, subject to adjustment, as described therein.

The Debenture also contains provisions providing for an adjustment in the event of stock splits or dividends, and fundamental transactions. The Investor also has the right to participate in subsequent rights offerings and pro rata distributions. Additionally, the Debentures contains anti-dilution protection in the event of subsequent equity sales at a price that is lower than the then applicable conversion price until such time that the Debenture is no longer outstanding. Additionally, the Company has the option to redeem some or all of the Debenture for cash upon notice of twenty (20) trading days provided certain conditions are met by the Company as more fully described in the Debenture.

During 2021 we issued 4,248,864 shares of common stock upon conversion of $1,964,500 principal amount of our convertible debentures.

On March 1, 2021, we entered into a settlement and release agreement with Claire Thom, one of our independent directors for the settlement of past due director fees and the mutual release of all claims. Pursuant to the agreement, Dr. Thom agreed to waive $204,500 in outstanding director fees in exchange for the following: (i) the payment of $40,000 (of which $20,000 was paid in November 2020 and $20,000 in February 2021) and (ii) immediately prior to the announcement that the Company has received approval from the FDA to commence its first Phase 1 clinical trial after March 1, 2021, a common stock purchase option with a Black Scholes’ value of $40,000, having an exercise price equal to the closing price on the day preceding the announcement, and a term of 10 years. We also agreed to amend our non-employee director compensation policy such that on April 1, 2021 each director will be entitled to receive a quarterly Board fee of $5,000 in cash.

On March 1, 2021, we entered into a settlement and release agreement with Scott Ogilvie, one of our independent directors for the settlement of all past due director fees and the mutual release of all claims. Pursuant to the agreement, Mr. Ogilvie agreed to waive $231,167 in outstanding director fees in exchange for the following: (i) the payment of $60,000 (of which $30,000 was paid in November 2020 and $30,000 in February 2021) and (ii) immediately prior to the announcement that the Company has received approval from the FDA to commence its first Phase 1 clinical trial after March 1, 2021, a common stock purchase option with a Black Scholes’ value of $40,000, having an exercise price equal to the closing price on the day preceding the announcement, and a term of 10 years. We also agreed to amend our non-employee director compensation policy such that on April 1, 2021 each director will be entitled to receive a quarterly Board fee of $5,000 in cash.

Reverse Stock Split

On October 5, 2021 the Company effectuated a reverse split of the Company’s issued and outstanding common stock at an exchange ratio of 1-for-75, effective on that date. All share and per share data in the accompanying consolidated financial statements and footnotes has been retroactively adjusted to reflect the effects of the reverse stock split.